Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Refundable value-added tax		$ 5,229	$ 12,052
Prepaid customs and duty charges		8,289	5,891
Deposits		8,135	3,140
Deferred expenses			2,807
Prepaid rebates		519	523
Other prepaid expenses		8,130	5,531
Other current assets		355	1,393
Total prepaid expenses and other current assets	$ 23,839	$ 30,657	$ 31,337